Revenue (Details) - Schedule of accrued warranty liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued warranty liability [Abstract]
Balance at the beginning of the period	$ 1,735	$ 1,009
Acquisition date accrual for World Energy acquisition	25
Accrual for warranties issued	98	912	$ 415
Warranty fulfillment charges	(201)	(186)	(316)
Balance at the end of the period	$ 1,657	$ 1,735	$ 1,009